SUMMARIZED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
SUMMARIZED FINANCIAL INFORMATION
NOTE 26. SUMMARIZED FINANCIAL INFORMATION. We account for our remaining interest in Baker Hughes (comprising 7 million shares with approximately 1% ownership interest as of December 31, 2022) at fair value. As of November 3, 2021, our investment in BKR ownership reduced below 20%, and as a result, we no longer have significant influence in BKR. The fair value of our interest in Baker Hughes at December 31, 2022 and 2021 was $207 million and $4,010 million, respectively. We recognized a realized and unrealized pre-tax gain of $912 million ($702 million after-tax) based on a share price of $29.53, a realized and unrealized pre-tax gain of $938 million ($696 million after-tax) based on a share price of $24.06, and a realized and unrealized pre-tax loss of $2,037 million ($1,562 million after-tax) based on a share price of $20.85 for the years ended December 31, 2022, 2021 and 2020, respectively. The 2022 gain, 2021 gain and 2020 loss included a $109 million pre-tax derivative gain, a $129 million pre-tax derivative gain and a $54 million pre-tax derivative loss, respectively, associated with the forward sale of Baker Hughes shares pursuant to our previously announced program to monetize our Baker Hughes position. During the years ended December 31, 2022, 2021 and 2020, we completed forward sales of 160 million, 183 million and 28 million shares and received proceeds of $4,717 million, $4,145 million and $417 million, respectively. In January 2023, we sold our remaining 7 million shares and received net proceeds of $216 million. See Notes 2, 3 and 19 for further information. Summarized financial information of Baker Hughes is as follows.

For the years ended December 31	2022(a)	2021(b)	2020
Revenues	$—	$16,997	$20,705
Gross Profit	—	3,276	3,199
Net income (loss)	—	(546)	(15,761)
Net income (loss) attributable to the entity	—	(407)	(9,940)
(a) As of November 3, 2021, our investment in BKR reduced below 20%, and as a result, we no longer have significant influence.
(b) Financial information is from January 1, 2021 to November 3, 2021 (date investment in BKR reduced below 20%).

On November 1, 2021, we received 111.5 million ordinary shares of AerCap (approximately 46% ownership interest) and an AerCap senior note as partial consideration in conjunction with the GECAS transaction, for which we have adopted the fair value option. The fair value of our interest in AerCap, including the note, at December 31, 2022 and 2021 was $7,403 million and $8,287 million, respectively. We recognized an unrealized pre-tax loss of $865 million ($1,052 million after-tax) based on a share price of $58.32 and an unrealized pre-tax and after-tax gain of $711 million based on a share price of $65.42 related to our interest in AerCap for the years ended December 31, 2022 and 2021, respectively. See Notes 2, 3 and 19 for further information. Given AerCap summarized financial information is not available as of the date of this filing, this information is reported on a one quarter lag. Summarized financial information of AerCap is as follows.

For the year ended December 31	2022(a)
Revenues	$6,627
Net income (loss)	(1,128)
Net income (loss) attributable to the entity	(1,132)
(a) As we are unable to obtain monthly financial data for AerCap to match the exact period of ownership, we reported summarized financial information for AerCap starting October 1, 2021 instead of November 1, 2021.

As of December 31	2022(a)
Flight equipment held for operating leases, net	$54,611
Other	15,200
Total assets	$69,811

Debt	$47,350
Other	6,817
Total liabilities	$54,167
Noncontrolling interests	$77
(a) Financial information is from September 30, 2022.

Baker Hughes and AerCap are SEC registrants with separate filing requirements, and their respective financial information can be obtained from www.sec.gov.

GE, within its Aerospace segment, has interests in certain joint ventures formed to manufacture and service commercial jet engines and engine parts, collectively referred to herein as the Commercial Aerospace Joint Ventures. These interests include: CFM International Inc., CFM International SA and CFM Materials, LP, joint operations of the CFM56 and LEAP engine programs with Safran Aircraft Engines, a subsidiary of Safran Group of France; Engine Alliance, LLC, a joint operation of the GP7200 engine program with Raytheon Technologies Corporation via their Pratt & Whitney segment; GE Honda Aero Engines, LLC, a joint operation of the HF120 engine program with Honda Aero, Inc; and Advanced Atomization Technologies, LLC, a joint operation for engine fuel nozzles with Parker-Hannifin Corporation. GE recognizes revenue on sales to these Commercial Aerospace Joint Ventures upon the transfer of its products and services, of which the timing and the amount of revenue recognized could be different than that of the joint ventures. Summarized financial information of these Commercial Aerospace Joint Ventures is as follows.

For the years ended December 31	2022	2021	2020
Revenues	$23,317	$17,118	$15,931
Gross Profit	312	284	359
Net income (loss)	249	(123)	327
Net income (loss) attributable to the entity	237	(140)	312

As of December 31	2022	2021
Current assets	$13,328	$8,845
Total assets	14,327	9,941
Current liabilities	12,828	8,435
Total liabilities	12,887	8,470
Noncontrolling interests	153	147